Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)
Statement of cash flows [abstract]
Loss before income taxes	€ (1,521,681)	€ (87,198)
Adjustments for:
Depreciation on plant and equipment	2,029	1,988
Loss on disposal of tangible assets	8,125
Depreciation on right-of-use assets	288,389	44,773
Amortisation of intangible assets	30,937
Stock based compensation charges	92,329
Stock options	85,158
Warrant liabilities	198,209
Change in warrant expense	(3,888)
Fair value gain on financial assets at fair value through profit and loss	(27,186)
Interest expense		1,486
Operating loss before working capital changes	(847,579)	(38,951)
Change in deferred offering costs	262,684
Change in trade and other receivables	(61,291)	33,755
Change in deposits and prepayments	119,503	(50,210)
Change in trade and other payables	(220,084)	90,413
Cash generated from operations	(746,767)	35,007
Tax paid	21,961
Net cash generated from (used in) operating activities	(724,806)	35,007
Investing activity
Purchase of financial assets	(96,484)
Purchase of plant and equipment		(1,209)
Acquisition of a subsidiary	(788,213)
Net cash used in investing activities	(884,697)	(1,209)
Financing activities
Repayment of lease liabilities	(302,713)	(40,304)
Interest portion of lease liabilities		(1,392)
Proceeds from shares issuance for cash	6,024,244
Interest paid on long term borrowing		(94)
New loans raised	170,639
Contributions		200
Net cash generated from (used in) financing activities	5,892,170	(41,590)
Net increase (decrease) in cash and cash equivalents	4,282,667	(7,792)
Cash and cash equivalents at beginning of the period	347,229	26,957
Effect of foreign exchange rate changes	(10,835)
Cash and cash equivalents at end of the period	4,619,061	19,165
Non-cash financing activity
Right-of-use assets obtained in exchange for lease liabilities		€ 26,310